Deutsche Investment Management Americas Inc.
                               One Beacon Street
                               Boston, MA 02108


                               April 9, 2009


Via EDGAR


United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:    Mr. Jeff Foor



         Re: DWS Variable Series II (the "Registrant"), Post-Effective Amendment No. 72; (Registration Nos. 33-11802; 811-5002)



Ladies and Gentlemen:

         We are filing today through the EDGAR system, Post-Effective Amendment No. 72 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission").

         Pursuant to Rule 461 of the Securities Act, the Registrant, together with DWS Investments Distributors, Inc., the principal underwriter of the Registrant, under separate letter, will request an accelerated effective date of May 1, 2009.

         On February 19, 2009, the Registrant filed with the Commission Post-Effective Amendment No. 71 ("Amendment No. 71") pursuant to Rule 485(a) under the 1933 Act for the purpose of disclosing material changes for various series of the Registrant.

         This Amendment is being filed for the purposes of including disclosure for the Registrant relating to: (i) the termination of Dreman Value Management L.L.C. as subadvisor to DWS Dreman High Return Equity VIP ("Dreman High Return Equity VIP"), a series of the Registrant, effective at the close of business on June 1, 2009 at which time Deutsche Investment Management Americas Inc. ("DIMA") will take over as investment advisor to the Portfolio; and (ii) the addition of Class B shares for DWS Alternative Asset Allocation Plus VIP ("Alternative Asset Allocation VIP"), a series of the Registrant. The information for Class B is identical to the disclosure for all of the portfolios that are a series of the Registrant that have Class B shares.

         The Registrant, on behalf of Dreman High Return Equity VIP and Alternative Asset Allocation VIP, requests selective review of the disclosure that differs from that of the previously-reviewed Amendment No. 71.

         Please direct any comments or questions on this filing to the undersigned at 617-295-2565.

             Very truly yours,


             /s/Caroline Pearson

             Caroline Pearson, Esq.
             Managing Director, Deutsche Investment Management Americas Inc. Secretary, DWS Investments Distributors, Inc.
             Assistant Secretary, DWS Variable Series II


cc:      John Marten, Esq., Vedder